Derivative Instruments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Effect of our undesignated derivative instruments on our results of operations
Net Gain (Loss) Recognized in Income	$ (9.8)	$ (69.3)	$ (35.3)
Foreign currency contracts [Member] | Selling, general and administrative expenses [Member]
Effect of our undesignated derivative instruments on our results of operations
Net Gain (Loss) Recognized in Income	(26.1)	(21.1)	(2.5)
Interest rate swap contracts [Member] | Interest expense [Member]
Effect of our undesignated derivative instruments on our results of operations
Net Gain (Loss) Recognized in Income		(0.1)	(0.1)
Commodity derivative contracts [Member] | Cost of product sold [Member]
Effect of our undesignated derivative instruments on our results of operations
Net Gain (Loss) Recognized in Income	16.3	(48.1)	(32.7)
Cash flow hedging [Member]
Effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, net of income tax effect
Net Gain (Loss) Recognized in OCI (Effective portion)	(23.0)	(43.3)	(24.0)
Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)	(31.2)	(26.0)	(3.9)
Cash flow hedging [Member] | Foreign currency contracts [Member]
Effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, net of income tax effect
Net Gain (Loss) Recognized in OCI (Effective portion)	(25.8)	(41.7)	(22.9)
Cash flow hedging [Member] | Foreign currency contracts [Member] | Sales [Member]
Effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, net of income tax effect
Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)	1.1	2.1	1.8
Cash flow hedging [Member] | Foreign currency contracts [Member] | Cost of product sold [Member]
Effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, net of income tax effect
Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)	(28.3)	(20.0)	2.6
Cash flow hedging [Member] | Interest rate swap contracts [Member]
Effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, net of income tax effect
Net Gain (Loss) Recognized in OCI (Effective portion)	2.8	(1.6)	(1.1)
Cash flow hedging [Member] | Interest rate swap contracts [Member] | Interest expense [Member]
Effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, net of income tax effect
Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)	$ (4.0)	$ (8.1)	$ (8.3)